Disclosures on shareholdings in accordance with IFRS 12 - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Tennis Point GmbH [Member]
Disclosures On Shareholdings In Accordance With IFRS 12 [Line Items]
Proportion of ownership interest held by noncontrolling interests		12.00%
Signa Sports Online GmbH [Member]
Disclosures On Shareholdings In Accordance With IFRS 12 [Line Items]
Proportion of ownership interest held by noncontrolling interests		12.80%
Signa Sports United [Member]
Disclosures On Shareholdings In Accordance With IFRS 12 [Line Items]
Proportion of ownership interest held by noncontrolling interests	0.00%